Deferred Compensation (Details) - USD ($)	Dec. 31, 2015	Aug. 31, 2015	Nov. 30, 2014	Jul. 31, 2014
Deferred Compensation Details
Company issued shares to three employees an aggregate of				60,000
Shares were valued at the fair value				774,000
Shares were valued at the fair value per share				$ 12.90
Balance of unvested compensation cost expected	$ 387,000
Balance of unvested compensation cost expected valued at	$ 30,000
Balance of unvested compensation cost expected per share	$ 12.90
Company issued shares of stock to a director	10,000		15,000
Issued shares of stock to an officer	5,000
Shares of stock to two consultants, subject to vesting restrictions	21,038
Company issued shares of stock to a director valued at	$ 191,000		$ 141,000
Company issued shares of stock to a director at per share	$ 5.30		$ 9.40
Company issued shares vested			33,037
Company issued shares of stock to an employee		2,500
Company issued shares of stock to an employee valued at		$ 5.90
Company issued shares of stock to an employee at per share		$ 14,750
Preferred Stock
Company is authorized to issue shares of preferred stock	10,000,000
Company is authorized to issue shares of preferred stock par value per share	$ 0.001